Income Taxes (Tables)	12 Months Ended
Sep. 30, 2014
Income Tax Disclosure [Abstract]
Provision for income taxes

(in thousands)	2014	2013	2012
Current:
Federal	$5,747	4,264	2,834
State	1,708	1,136	437
	7,455	5,400	3,271
Deferred	(803)	4,437	1,538

Total	$6,652	9,837	4,809

A reconciliation between the amount of tax shown above and the amount computed at the statutory Federal income tax rate follows (in thousands):

	2014	2013	2012
Amount computed at statutory
Federal rate	$5,737	8,636	4,256
State income taxes (net of Federal
income tax benefit)	886	1,129	562
Other, net	29	72	(9)
Provision for income taxes	$6,652	9,837	4,809

Temporary differences

(in thousands)	2014	2013
Deferred tax liabilities:
Property and equipment	$22,496	22,650
Depletion	477	479
Unrealized rents	1,850	1,803
Prepaid expenses	1,447	1,306
Gross deferred tax liabilities	26,270	26,238
Deferred tax assets:
Insurance liabilities	819	786
Employee benefits and other	3,558	2,758
Gross deferred tax assets	4,377	3,544
Net deferred tax liability	$21,893	22,694

Unrecognized tax benefits
(in thousands)	2014	2013
Balance at October 1	$—	—
Reductions due to lapse of statute of limitations	—	—
Balance at September 30	$—	—